Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill		¥ 370,852	¥ 517,626	¥ 433,891
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	40,778	18,176
Loans		263,468	272,029
Loans, Loans held for sale		52,159	73,573
Loans, Collateral dependent loans		211,309	198,456
Premises and equipment		15,243	37,109
Intangible assets		2,421	453
Goodwill		132,976	283,032
Other assets		169,978	91,624
Other assets, Investments in equity method investees	[1]	153,850	78,926
Other assets, Other		16,128	12,698
Assets at fair value, Total		624,864	702,423
Fair Value, Measurements, Nonrecurring [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		24,319	12,935
Unfunded commitments related to investment securities valued at net asset value		19,101	17,216
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		2,667	2,548
Loans, Collateral dependent loans		2,667	2,548
Other assets		111,626	73,015
Other assets, Investments in equity method investees	[1]	111,626	73,015
Assets at fair value, Total		114,293	75,563
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	32,421	15,473
Loans		5,125	9,199
Loans, Collateral dependent loans		5,125	9,199
Other assets		33,840
Other assets, Investments in equity method investees	[1]	33,840
Assets at fair value, Total		71,386	24,672
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	8,357	2,703
Loans		255,676	260,282
Loans, Loans held for sale		52,159	73,573
Loans, Collateral dependent loans		203,517	186,709
Premises and equipment		15,243	37,109
Intangible assets		2,421	453
Goodwill		132,976	283,032
Other assets		24,512	18,609
Other assets, Investments in equity method investees	[1]	8,384	5,911
Other assets, Other		16,128	12,698
Assets at fair value, Total		¥ 439,185	¥ 602,188

[1]	Excludes certain investments valued at net asset value of ¥12,935 million and ¥24,319 million at March 31, 2020 and 2021, respectively. The unfunded commitments related to these investments are ¥17,216 million and ¥19,101 million at March 31, 2020 and 2021, respectively. These investments are in private equity funds.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.